Stockholders' Equity	6 Months Ended	11 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity [Abstract]
Stockholders' Equity

Stockholders’ Equity

(A) Authorized Shares

The Company is authorized to issue 400,000,000 shares of common stock, par value $0.01 per shares and 5,000,000 shares of preferred stock, par value $0.01 per share with rights and preferences to be determined by the Board of Directors.

(B) Sales of Common Stock

On January 20, 2012, the Company issued 450,000 Units of its securities in a private placement to two accredited investors. The price of these Units was $0.50 per unit. Each Unit consists of one share of common stock and one three year Series C Warrant. Each Series C Warrant entitles the holder to purchase one share of common stock at an exercise price of $0.50 per share. Upon 30 days’ notice, we have the right to call the warrants at $0.0001 per warrant if our stock is currently quoted for trading in the over the counter market, the closing price of our common stock is $.50 or more for five consecutive trading days and there is an effective registration statement covering the resale of the shares of common stock underlying the Series C Warrants. We received proceeds of $225,000.

During the six months ended June 30, 2012 the Company issued 1,480,000 shares of common stock in a private placement to six accredited investors. The price of the common stock was $0.25 per share. Pursuant to the placement agent the agreement the Company issued warrants to purchase 148,000 shares of common stock at a price a $.25 to the placement agent and paid a 10% commission as well as a 2% expense allowance and legal and professional fees of $86,126. The Company received net proceeds of $283,874.

(C) Common Stock Issued for Services

In May 2011, the Company issued 4,000,000 shares of common stock valued at $200,000 ($0.05 per share) based on contemporaneous stock sales and $50,000 cash to a consultant for management consulting, business advisory, strategic planning and public relations. On August 26, 2011 the Company amended to agreement and agreed to pay the consultant an additional $50,000 for services under this agreement. On February 3, 2012, the Company agreed to amend a May 18, 2011 consulting agreement to pay the consultant an additional $30,000 upon receipt of additional funding. The term of the agreement is for one year and expires on May 17, 2012. For the period February 7, 2011(Inception) to June 30, 2012 the Company has expensed a total of $330,000 as of June 30, 2012. Expense for the three and six months ended June 30, 2012 amounted to $53,684 and $150,794.

In August 2011, the Company issued 4,000,000 shares of common stock valued at $200,000 ($0.05 per share) based on contemporaneous stock sales to a consultant for a variety of services to the Company, including industry analysis, identifying and introducing potential strategic partners to the Company, evaluations of competitors and development of strategies to increase the Company’s competitiveness and advice on effective management of relationships with investment banking firms. The term of the agreement is for two years and expires on August 15, 2013. For the period February 7, 2011(Inception) to June 30, 2012 the Company has expensed a total of $87,500 and recorded a prepaid expense of $112,500 as of June 30, 2012. Expense for the three and six months ended June 30, 2012 amounted to $25,000 and $50,000.

In August 2011, the Company issued 2,000,000 shares of common stock valued at $100,000 ($0.05 per share) based on contemporaneous stock sales to a consultant for a variety of services to the Company, including industry analysis, identifying and introducing potential strategic partners to the Company, evaluations of competitors and development of strategies to increase the Company’s competitiveness and advice on effective management of relationships with investment banking firms. The term of the agreement is for two years and expires on August 15, 2013. For the period February 7, 2011(Inception) to June 30, 2012 the Company has expensed a total of $43,750 and recorded a prepaid expense of $56,250 as of June 30, 2012. Expense for the three and six months ended June 30, 2012 amounted to $12,500 and $25,000.

On February 15, 2012, the Company engaged an investment banking firm to serve as our exclusive financial advisor. Under the terms of the one year agreement, the investment banker will provide the Company with financial advisory and investment banking services for an annual fee of $60,000. The Company has agreed to reimburse the investment banking firm for its expenses incurred in connection with the engagement and to pay it certain additional transactional fees. The Company has also granted the investment bank firm the right to serve as our investment banker for any private or public offering of our securities and in certain other transactions, upon such terms as the parties may mutually agree. As of June 30, 2012 accrued investment banking fees amounted to $22,500.

In June 2012, the Company issued 500,000 shares of common stock valued at $125,000 ($0.25 per share) based on contemporaneous stock sales to a consultant for investor relations. All shared were considered earned upon receipt. Expense for the three and six months ended June 30, 2012 amounted to $125,000 and $125,000.

(D) Stock Options

On November 1, 2011, the Company granted a total of 4,100,000 stock options to employees and officers including 2,500,000 options to Officers. The option vest quarterly over a period of three years and have an exercise price of $0.275 per share. The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 87%, risk free interest rate of .87%, and expected life of 4 years. For the three and six months ended June 30, 2012 the Company expensed $19,548 and $45,324 as the fair value.

During the three and six months ended June 30, 2012 , the Company granted a total of 4,300,000 stock options to employees and officers including 4,000,000 options to officers. The option vest quarterly over a period of three years and have an exercise price of $0.75 per share. The options were valued at $539,177 using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual comparative companies volatility due to the stock being thinly traded of 87%, risk free interest rate of .87%, and expected life of 4 years using the simplified method. For the three and six months ended June 30, 2012 the Company expensed $42,652 and $106,630.

On April 30, 2012, the Company hired a Director of Engineering. Under the terms of the employment offer letter agreement, the Director of Engineering receives an annual salary of $115,000 and will be eligible to participate in our existing benefit programs. As additional compensation, we granted options to purchase 800,000 shares of our common stock with an exercise price of $0.45 per share that vest quarterly in arrears over three years. Employment is terminable by either party at any time, with or without cause. The option vest quarterly over a period of three years and have an exercise price of $0.45 per share. The options were valued at $118,640 using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual comparative companies volatility due to the stock being thinly traded of 101%, risk free interest rate of .39%, and expected life of four years using the simplified method. For the three and six months ended June 30, 2012 the Company expensed $12,116 and $12,116.

		Weighted Avg. Exercise
Options:	Shares	Price
Balance, December 31, 2011	4,100,000	$.75
Granted	5,100,000	0.70
Exercised	—	—
Expired	(1,050,000)	$.275
Balance at June 30, 2012	8,150,000	$.53

Options exercisable at June 30, 2012	1,353,205	$.35

The following table summarizes information about options for the Company as of June 30, 2012:

	2012 Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding at June 30, 2012	Weighted Average Remaining Contractual	Weighted Average Exercise Price	Number Exercisable at June 30, 2012	Weighted Average Exercise Price
$.275	3,350,000	4.34	$.275	1,152,784	$.275
$.45	800,000	4.8	$.45	—	$—
$.75	4,000,000	4.58	$.75	200,422	$.75

Stockholders’ Equity

(A) Authorized Shares

The Company is authorized to issue 400,000,000 shares of common stock, par value $0.01 per share, and 1,000,000 shares of preferred stock, par value $0.0001 per share with rights and preferences to be determined by the Board of Directors.

On November 2, 2011, the Company's stockholders approved a 2 for 1 forward stock split for its common stock. As a result, stockholders of record at the close of business on December 16, 2011, received two shares of common stock for every one share held. Common stocks, additional paid-in capital, share and per share data for prior periods have been restated to reflect the stock split as if it had occurred at the beginning of the earliest period presented.

(B) Sales of Common Stock

In February 2011 the Company issued a total of 40,000,000 shares of common stock to its two founders. The founders paid $5,000 ($0.000125 per share) for such shares of common stock.

In February 2011 the Company sold 2,000,000 shares of common stock to an investor for $2,500 ($0.00125 per share).

In February 2011 the Company sold 1,000,000 shares of common stock to an investor for $2,500 ($0.00125 per share).

Between March 2011 and October 31, 2011, the Company issued 20,010,000 Units of its securities in a private placement to accredited investors.  The price of these Units was $0.05 per unit. Each Unit consists of one share of common stock and one three year Series A Warrant.  Each Series A Warrant entitles the holder to purchase one share of common stock at an exercise price of $0.25 per share. Upon 30 days’ notice, we have the right to call the warrants at $0.0001 per warrant if our stock is currently quoted for trading in the over the counter market, the closing price of our common stock is $.25 or more for five consecutive trading days and there is an effective registration statement covering the resale of the shares of common stock underlying the Series A Warrants.  We received proceeds of $988,718, net of expenses of $11,783 from this offering.

In December 2011, the Company issued 200,000 Units of its securities in a private placement to an accredited investor.  The price of these Units was $0.05 per unit. Each Unit consists of one share of common stock and one three year Series B Warrant.  Each Series B Warrant entitles the holder to purchase one share of common stock at an exercise price of $0.50 per share. Upon 30 days’ notice, we have the right to call the warrants at $0.0001 per warrant if our stock is currently quoted for trading in the over the counter market, the closing price of our common stock is $.50 or more for five consecutive trading days and there is an effective registration statement covering the resale of the shares of common stock underlying the Series B Warrants.  We received proceeds of $50,000.

(C) Common Stock Issued for Services

In March 2011, the Company issued 1,000,000 shares of common stock valued at $50,000 ($0.05 per share) based on contemporaneous stock sales to consultant for accounting services. The $50,000 was expensed.

In March 2011, the Company issued 400,000 shares of common stock valued at $20,000 ($0.05 per share) based on contemporaneous stock sales for legal services. The $20,000 was expensed.

In May 2011, the Company issued 4,000,000 shares of common stock valued at $200,000 ($0.05 per share) based on contemporaneous stock sales and $50,000 cash to a consultant for management consulting, business advisory, strategic planning and public relations. On August 26, 2011 the Company amended to agreement and agreed to pay the consultant an additional $50,000 for services under this agreement. The term of the agreement is for one year and expires on May 17, 2012. For the period February 7, 2011(Inception) to December 31, 2011 the Company has expensed a total of $179,205 and recorded a prepaid expense of $120,794, respectively as of December 31, 2011.

In May 2011, the Company issued 500,000 shares of common stock valued at $25,000 ($0.05 per share) based on contemporaneous stock sales for assistance in developing its website. The $25,000 was capitalized.

In August 2011, the Company issued 4,000,000 shares of common stock valued at $200,000 ($0.05 per share) based on contemporaneous stock sales to a consultant for a variety of services to the Company, including industry analysis, identifying and introducing potential strategic partners to the Company, evaluations of competitors and development of strategies to increase the Company’s competitiveness and advice on effective management of relationships with investment banking firms. The term of the agreement is for two years and expires on August 15, 2013. For the period February 7, 2011(Inception) to December 31, 2011 the Company has expensed a total of $37,500 and recorded a prepaid expense of $162,500 as of December 31, 2011.
In August 2011, the Company issued 2,000,000 shares of common stock valued at $100,000 ($0.05 per share) based on contemporaneous stock sales to a consultant for a variety of services to the Company, including industry analysis, identifying and introducing potential strategic partners to the Company, evaluations of competitors and development of strategies to increase the Company’s competitiveness and advice on effective management of relationships with investment banking firms. The term of the agreement is for two years and expires on August 15, 2013. For the period February 7, 2011(Inception) to December 31, 2011 the Company has expensed a total of $18,750 and recorded a prepaid expense of $81,250 as of December 31, 2011.

(D) Stock Options

November 1, 2011, the Company granted a total of 4,100,000 stock options to Employees and Officers including 2,500,000 options to Officers. The option vest quarterly over a period of three years and have an exercise price of $0.275 per share. The Options were valued using the Black-Scholes Option Pricing Model with the following assumptions: dividend yield of 0%, annual volatility of 87%, risk free interest rate of .87%, and expected life of 4 years. For the year ended December 31, 2011 the Company expensed $17,184 as the fair value.

Weighted
Avg.
Exercise
Options:	Shares	Price
Balance at February 7, 2011 (Inception)	—	$—
Issued	4,100,000	.275
Exercised	—	—
Expired	—	—
Balance at December 31, 2011	4,100,000	$.275
Options exercisable at December 31, 2011	—	$—

The following table summarizes information about options for the Company as of December 31, 2011:

	2011 Options Outstanding			Options Exercisable
Range of Exercise Price	Number Outstanding at December 31, 2011	Weighted Average Remaining Contractual	Weighted Average Exercise Price	Number Exercisable at December 31, 2011	Weighted Average Exercise Price
$.275	4,100,000	3.83	$.275	—	—